SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011 item
SECURITIES
Number of available-for-sale securities in unrealized loss position	0	0
Residential mortgage-backed securities
Available for Sale, Amortized cost
Securities without single maturity date	7,900
Available for Sale, Fair Value
Securities without single maturity date	8,184
Held to maturity, Amortized Cost
Securities without single maturity date	1,594
Held to Maturity, Fair Value
Securities without single maturity date	1,731